Retirement Benefit Obligations - Summary of Sensitivity Analysis (Detail) - Retirement Benefit Obligations [member] € in Millions	Dec. 31, 2019 EUR (€)
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	€ (3,109)
Actuarial Assumption of Discount Rates, Increase by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(2,987)
Actuarial Assumption of Discount Rates, Decrease by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(3,238)
Actuarial Assumption of Expected Rates of Inflation, Increase by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(3,186)
Actuarial Assumption of Expected Rates of Inflation, Decrease by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(3,037)
Acturial assumption of mortality rate Increase by 1 year [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(3,005)
Acturial assumption of mortality rate Decrease by 1 year [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(3,212)
Eurozone [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(1,425)
Eurozone [member] | Actuarial Assumption of Discount Rates, Increase by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(1,362)
Eurozone [member] | Actuarial Assumption of Discount Rates, Decrease by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(1,491)
Eurozone [member] | Actuarial Assumption of Expected Rates of Inflation, Increase by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(1,487)
Eurozone [member] | Actuarial Assumption of Expected Rates of Inflation, Decrease by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(1,367)
Eurozone [member] | Acturial assumption of mortality rate Increase by 1 year [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(1,371)
Eurozone [member] | Acturial assumption of mortality rate Decrease by 1 year [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(1,479)
Switzerland [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(341)
Switzerland [member] | Actuarial Assumption of Discount Rates, Increase by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(326)
Switzerland [member] | Actuarial Assumption of Discount Rates, Decrease by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(357)
Switzerland [member] | Actuarial Assumption of Expected Rates of Inflation, Increase by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(342)
Switzerland [member] | Actuarial Assumption of Expected Rates of Inflation, Decrease by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(340)
Switzerland [member] | Acturial assumption of mortality rate Increase by 1 year [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(330)
Switzerland [member] | Acturial assumption of mortality rate Decrease by 1 year [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(352)
United States and Canada [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(1,058)
United States and Canada [member] | Actuarial Assumption of Discount Rates, Increase by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(1,026)
United States and Canada [member] | Actuarial Assumption of Discount Rates, Decrease by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(1,092)
United States and Canada [member] | Actuarial Assumption of Expected Rates of Inflation, Increase by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(1,063)
United States and Canada [member] | Actuarial Assumption of Expected Rates of Inflation, Decrease by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(1,054)
United States and Canada [member] | Acturial assumption of mortality rate Increase by 1 year [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(1,026)
United States and Canada [member] | Acturial assumption of mortality rate Decrease by 1 year [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(1,089)
Other [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(285)
Other [member] | Actuarial Assumption of Discount Rates, Increase by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(273)
Other [member] | Actuarial Assumption of Discount Rates, Decrease by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(298)
Other [member] | Actuarial Assumption of Expected Rates of Inflation, Increase by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(294)
Other [member] | Actuarial Assumption of Expected Rates of Inflation, Decrease by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(276)
Other [member] | Acturial assumption of mortality rate Increase by 1 year [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(278)
Other [member] | Acturial assumption of mortality rate Decrease by 1 year [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	€ (292)